Coho Relative Value Equity Fund
Schedule of Investments
as of April 30, 2024 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Communication Services - 4.1%
Walt Disney	168,422	$18,711,684

Consumer Discretionary - 15.1%
Lowe's Companies	97,174	22,154,700
NIKE, Inc. - Class B	146,360	13,503,174
Ross Stores	147,242	19,075,201
Service Corp International	194,602	13,954,909
		68,687,984

Consumer Staples - 19.7%
Coca-Cola	228,618	14,121,734
Conagra Brands	340,283	10,473,911
Dollar General	124,214	17,289,347
Mondelez International, Inc. - Class A	237,801	17,107,404
Philip Morris International	124,448	11,815,093
Sysco	254,225	18,894,002
		89,701,491

Energy - 3.2%
Chevron	90,241	14,553,166

Financials - 12.2%
Global Payments	110,997	13,627,102
Marsh & McLennan Companies	76,662	15,288,703
State Street	182,903	13,258,638
US Bancorp	330,622	13,433,172
		55,607,615

Health Care - 27.5%(a)
Abbott Laboratories	84,784	8,984,560
Amgen	50,970	13,962,722
Cencora	99,892	23,879,182
CVS Health	208,956	14,148,411
Johnson & Johnson	100,072	14,469,410
Medtronic PLC	172,774	13,863,386
Thermo Fisher Scientific	31,765	18,065,391
UnitedHealth Group	36,383	17,598,457
		124,971,519

Industrials - 6.6%
United Parcel Service, Inc. - Class B	90,018	13,275,855
W.W. Grainger	18,239	16,804,503
		30,080,358

Information Technology - 4.9%
Microchip Technology	242,515	22,306,530

Materials - 2.1%
Air Products and Chemicals	40,662	9,610,057
TOTAL COMMON STOCKS (Cost $389,392,484)		434,230,404

TOTAL INVESTMENTS - 95.4% (Cost $389,392,484)		$434,230,404
Money Market Deposit Account - 4.6%(b)		20,973,081
Other Assets in Excess of Liabilities - 0.0%(c)		51,290
TOTAL NET ASSETS - 100.0%		$455,254,775

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 3.27%.

(c)	Represents less than 0.05% of net assets.

Coho Relative Value Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$434,230,404	–	–	$434,230,404
Total Assets	$434,230,404	–	–	$434,230,404

Refer to the Schedule of Investments for industry classifications.